As filed with the Securities and Exchange Commission on December 20, 2001

                                           1940 Act Registration No.  811-10495
                                                    1933 Act File No. 333-69326

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.            2                            /X/
                                            -----------
         Post-Effective Amendment No.                                        / /
                                            ----------

                                                           and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.  _2_

                        (Check appropriate box or boxes)

                             Fort Pitt Capital Funds
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
     ----------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (412) 921-1822
               Registrant's Telephone Number, Including Area Code

                      Thomas P. Bellhy, 790 Holiday Drive,
              Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copies of communications to
                             John W. Lewis II, Esq.
                             Gregory A. Gross, Esq.
                              Bruce F. Rudoy, Esq.
                                 Metz Lewis, LLC
                          11 Stanwix Street, 18th Floor
                              Pittsburgh, PA 15222



Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.



                                  Subject to Completion, Dated December 20, 2001


The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.






                       FORT PITT CAPITAL TOTAL RETURN FUND



                                   PROSPECTUS


                           ____________________, 2001



                       FORT PITT CAPITAL TOTAL RETURN FUND

                       c/o U.S. Bancorp Fund Services, LLC

                                  P.O. Box 701
                            Milwaukee, WI 53201-0701






As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities and does not guarantee the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.



                                TABLE OF CONTENTS


                                                                           Page

INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES............................1

PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................2

FUND PERFORMANCE...............................................................3

FEES AND EXPENSES..............................................................3

INVESTMENT ADVISOR AND PORTFOLIO MANAGEMENT TEAM...............................4

PURCHASING SHARES..............................................................5

SELLING SHARES.................................................................6

ACCOUNT OPTIONS................................................................7


RETIREMENT INVESTING...........................................................8

ACCOUNT INFORMATION............................................................8

MARKETING AND DISTRIBUTION ARRANGEMENTS........................................9

DISTRIBUTIONS AND TAXATION.....................................................9

FINANCIAL HIGHLIGHTS..........................................................10




              INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES

Investment Goal
The investment goal of the Fort Pitt Capital Total Return Fund (the "Fund") is long-term capital appreciation and income. This goal is non-fundamental, which means that it may be changed or modified in the future by action of the Fund's Board of Trustees without shareholder approval. Shareholders will receive advance written notice of any change in the Fund's goal.

Principal Investment Strategies
The Fund has a long-term investment outlook and generally undertakes a "buy and hold" strategy in order to reduce turnover and maximize after-tax returns.

Types of Investments. The Fund invests primarily in common stocks of large and mid-sized U.S. companies and secondarily in fixed income investments (primarily U.S. Government obligations). The Fund considers large and mid-sized companies to be U.S. companies with a market capitalization as follows - with a market capitalization between $1 billion and $5 billion as to mid-sized companies, and with a market capitalization over $5 billion as to large sized companies. The Fund also may purchase debt securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization or, if the security is unrated, is determined to be of comparable quality by Fort Pitt Capital Group, Inc., the Fund's investment advisor (the "Advisor").

Under normal market conditions, the Fund primarily invests in domestic (U.S.) common stocks that the Advisor considers to be profitable and with a return on equity near or higher than their peers, yet which the Advisor believes are undervalued as measured by price-to-earnings (P/E) ratio. The Fund may invest up to 10% of its total assets in shares of companies which sell at an above-average P/E ratio or are not yet profitable, but which show a dominant share of revenue in a rapidly growing or emerging industry, such as technology and biotechnology. Accordingly, the Advisor seeks to invest in companies with the potential for strong growth prospects with a comparatively low P/E ratio.

When the Advisor determines that prospective returns from fixed income securities are competitive with those of the average common stock, it may invest Fund assets in fixed income investments (primarily U.S. Government obligations). Although there is no limit or minimum on the amount of Fund assets that may be invested in fixed income investments, the Advisor anticipates that such investments will be no more than one-third of the Fund's total assets.

The Fund also may invest in American Depositary Receipts (ADR), which are equity securities traded on U.S. exchanges, including the NASDAQ Stock Market, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares.

Temporary Investments. The Fund intends to remain substantially invested in common stocks and other equity securities. However, the Fund may invest in high quality money market instruments during times when excess cash is generated from new sales of the Fund's shares or income is paid on securities held by the Fund or when cash is held pending investment in suitable stocks or other fixed income securities. The Fund also has authority to invest up to 100% of its assets in such short-term money market instruments for temporary or defensive purposes when the Advisor believes market, economic or other conditions are unfavorable for investors. Under certain adverse market conditions, the Fund may hold cash reserves (without limit) as a temporary defensive measure. Under these circumstances, the Fund may be unable to pursue its investment goal of long-term capital appreciation and income.

Stock Selection Process. The Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms. When analyzing a company's growth prospects, the Advisor considers the growth in a company's market share and unit sales, as well as growth in overall revenues and earnings per share. The Advisor uses a proprietary database containing detailed financial information for over 6,000 companies to analyze comparative growth rates, and looks for companies that are growing substantially faster than their peers in the same industries. The Advisor determines whether a company's growth rate can be sustained over time by analyzing the fundamental financial strength of the company, as evidenced by its debt burden or its ability to generate excess cash.

Once the Advisor identifies a company that it has determined would fit the Fund's investment strategy, it seeks to purchase the company's stock at reasonable prices. Using fundamental financial statement analysis, the Advisor compares a company's P/E ratio with its growth rate, in order to evaluate the price of the stock relative to its future earnings. The Advisor generally seeks companies with P/E multiples as low as one times the company's growth rate. When deciding between two companies that may fit the Fund's investment strategy, the Advisor will normally choose the company which has a lower P/E compared to its growth rate. This approach is designed to enable the Fund to pay a lower price for the future earnings stream of one company versus another company with a similar earnings stream.

The Advisor purchases stocks for the Fund with the intention of holding them for at least three to five years. The Advisor will sell a stock when it believes the underlying company's intrinsic value has been fully realized, when growth prospects falter due to changing market or economic conditions, or when earnings fail to meet the Advisor's expectations. Although the Advisor intends to hold stocks for three to five years, it may sell stocks and other investments regardless of how long they have been held. When the Advisor sells individual stocks, it attempts to manage the liquidation process to take advantage of longer holding periods for favorable capital gains tax rates in order to optimize after-tax returns to Fund shareholders.

Fixed Income Security Selection Process. The Advisor also identifies for investment by the Fund fixed income securities (primarily U.S. Government obligations). The Advisor seeks fixed income investments that it considers as high quality instruments. For purposes of the Fund, it determines whether the security is "high quality" by considering whether it is (i) a highly rated debt instrument as rated, at the time of purchase, in one or the three highest rating categories by a nationally recognized statistical rating organization or, if the security is unrated, as determined to be of comparable quality by the Advisor, and (ii) issued under favorable terms in light of the then state of the fixed income and equity investment markets, the most important terms of which would be duration and interest rate.


                    PRINCIPAL RISKS OF INVESTING IN THE FUND

Investments in securities are subject to inherent market risks and fluctuations in value due to earnings and other economic conditions, and other factors. Since the securities the Fund holds fluctuate in price, the value of your investment in the Fund may go up and down and you could lose money. Investment in the Fund should be considered a long-term investment, one with a minimum investment horizon of three to five years. The Fund's success depends on the skill of the Advisor in evaluating, selecting and monitoring the Fund's investments. If the Advisor's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated. Although the Advisor selects stocks based upon what the Advisor believes to be their potential for long-term earnings growth, there can be no assurance that this potential will be realized.

Following are the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return, and value of the Fund and your investment in the Fund.

Stock Market Risks. The Fund intends to hold primarily common stocks. Although common stocks historically have outperformed other asset classes over the long-term, they are subject to market, economic and business risks that fluctuate, sometimes significantly, over the short-term. These fluctuations may result from factors affecting individual companies, industries, or the securities markets generally.

Interest Rate Risks. Since the Fund also intends to invest in fixed income securities, it is subject to risks which affect the bond markets in general, including changes in economic conditions and increases in interest rates. When interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, you may lose money.

                                FUND PERFORMANCE

Since the Fund has recently commenced operations, there is no performance information available at this time.


                                FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold or sell shares of the Fund.

                          Shareholder Transaction Fees
                    (Fees paid directly from your investment)

            Maximum Sales Charge (load) on Purchases                None
            Sales Charge (load) on Reinvested Dividends             None
            Redemption Fees1                                        None
            Exchange Fees                                           None

             Annual Fund Operating Expenses
          (Expenses deducted from Fund assets)


            Advisory Fees                                           1.00%
            Distribution and Service (12b-1) Fees2                  None
            Other Expenses3                                         1.93%

            ------------------------------------------------------- ------------

            Total Annual Fund Operating Expenses                    2.93%
            Less Expense Reimbursement4                             -1.43%

            ------------------------------------------------------- ------------
            Net Annual Fund Operating Expense                       1.50%
            ======================================================= ============


1 Shares of the Fund sold after being held for less than six months may be subject to a redemption fee of 2.00% of the sale proceeds. The redemption fees will be paid directly to the Fund.


2 The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 of the Investment Company Act of 1940 which contemplates a fee charged to the Fund in the amount of 0.25% per year of the Fund's average daily net assets. However, the Board of Trustees has decided not to implement the Distribution Plan during the Fund's first complete fiscal year. After the Fund's first fiscal year and at any time thereafter, however, the Board of Trustees may authorize Fort Pitt Capital Funds to begin charging the Fund 0.25% per year of the Fund's average daily net assets.


3 The Other Expenses figure, which includes custodian, transfer agency, shareholder servicing, other customary fund expenses, and one-time initial organizational expenses, is based on estimated expenses to be incurred during the Fund's first fiscal year.


4 The Advisor has entered into an Expense Waiver and Assumption Agreement (the "Agreement") dated December 20, 2001, with Fort Pitt Capital Funds, on behalf of the Fund. Under the Agreement, the Advisor has contractually agreed to waive its advisory fees and assume as its own expense certain expenses otherwise payable by the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 1.50% of the Fund's average daily net assets. After December 31, 2003, the Advisor may end this arrangement at any time upon notice to the Fund's Board of Trustees. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period.


The following Expense Example shows the expenses that you could pay over time and will help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that you earn a 5% annual return, with no change in the Fund's operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Expense Example*

                  One Year                          Three Years


                     $153                               $628



* The above example reflects the effect of the Advisor's contractual fee waiver through only the first two years of the Fund's existence.


                INVESTMENT ADVISOR AND PORTFOLIO MANAGEMENT TEAM

Fort Pitt Capital Group, Inc. (the "Advisor"), 790 Holiday Dr., Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220, serves as the Fund's investment advisor. The Advisor is registered as an investment advisor with the U.S. Securities and Exchange Commission ("SEC"). The Advisor is responsible for managing the investment of the Fund's portfolio of securities. The Advisor identifies companies for investment, determines when securities should be purchased or sold by the Fund and selects brokers or dealers to execute transactions for the Fund's portfolio.

Founded in 1995, the Advisor currently manages approximately $300 million of client assets, of which approximately $200 million is invested in equity securities. The Advisor has approximately 500 client relationships, including families, individuals, foundations and other organizations or entities. The Advisor has no prior experience advising investment companies such as the Fund. However, Charles A. Smith, the Advisor's Chief Investment Officer and the Fund's lead portfolio manager does have prior experience advising investment companies. The Fund was organized in order to provide investors with a cost-efficient opportunity to invest according to the Advisor's long-term equity investing philosophy, without being required to maintain a large account balance.

The Fund pays the Advisor a monthly investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. However, the Advisor has contractually agreed through December 31, 2003 to waive all or a portion of the advisory fee, and to assume as its own expense certain expenses otherwise payable by the Fund in order to limit the Fund's total annual operating expenses to 1.50%. After December 31, 2003, the Advisor may determine to continue to limit Fund operating expenses under either a contractual or a voluntary fee waiver arrangement, or it may end the fee waiver arrangement. The Advisor shall be entitled to recoup fees waived for a period of three years from the date such fees were waived.

The Advisor uses a team approach for security selection and decision-making. The members of the portfolio management team, which is led by the firm's Chief Investment Officer, Charles A. Smith, average over fifteen years of investment management experience per person. Each member of the portfolio management team has a significant ownership interest in the Advisor. The names and backgrounds of the portfolio managers are found below.

     Charles A. Smith Lead Portfolio Manager
     Mr. Smith is Executive Vice President, Chief Investment Officer, director, shareholder and a founder of Fort Pitt Capital Group, Inc. Previously, Mr. Smith was employed at Bill Few Associates, an investment management firm, where he served as Chief Investment Officer and Investment Policy Committee member (1992-July 1995), and as a member of the Board of Directors and a shareholder (April 1994-July 1995). Mr. Smith also served as a portfolio manager for the Muhlenkamp Fund (1988-1991), and was an analyst and portfolio manager at Muhlenkamp and Company, a money management company (1983-1991). He is a 1981 graduate of the Pennsylvania State University.

     Thomas P. Bellhy Portfolio Manager
     Mr. Bellhy is President, Managing Director, shareholder and founder of Fort Pitt Capital Group, Inc. Previously, Mr. Bellhy was employed at Bill Few Associates, an investment management firm, where he served as Chief Operating Officer, Executive Vice President, and as a member of the Board of Directors and a shareholder (1994 to July 1995), and as Director of Research & Systems Management. While at Bill Few Associates, Mr. Bellhy was responsible for researching, developing, and implementing investment management and asset allocation strategy (1992 to 1994). In 1997, 1998 and 1999 Walnut Street Securities, a registered broker/dealer, elected Mr. Bellhy to its Advisory Board. Charles Schwab & Company elected Mr. Bellhy to its Institutional Advisory Board in 1995 and 1996. Mr. Bellhy attended the University of Pittsburgh.

     Douglas W. Kreps, CFA Portfolio Manager
     Mr. Kreps is Chief Operating Officer, Portfolio Manager, director and shareholder of Fort Pitt Capital Group, Inc. Mr. Kreps also serves as Chairman of the Investment Policy Committee (1995 to present) and is Secretary of the Board of Directors (1997 to present). His responsibilities include the selection of investment classes, portfolio allocations, and the evaluation of mutual funds. He also oversees trading and operations for managed accounts. Previously, Mr. Kreps was employed at Bill Few Associates, an investment management firm, where he established the client review department, worked with the private investment management division overseeing $195 million in client assets, and served on the Investment Policy Committee (1991-1995). He is a 1991 graduate of Bowdoin College in Brunswick, Maine, and earned his Chartered Financial Analyst (CFA) designation in 1999.


                                PURCHASING SHARES


You may purchase shares of the Fund without any sales charge directly from the Fund or through certain investment advisors, financial planners, brokers, dealers or other investment professionals authorized by the Fund to act as the Fund's agent for purchasing shares. Shares are also available through "fund supermarkets" or similar programs that offer access to a broad array of mutual funds. Such agents are authorized to designate other intermediaries to receive purchase orders on the Fund's behalf. Please note that your broker or other agent may charge you a fee when you purchase shares of the Fund. A completed application must be submitted to the Fund or the Fund's agent, along with payment of the purchase price by check or wire. The Fund reserves the right to reject any purchase order or to suspend the offering of its shares. Please note that purchase instructions, mailing addresses and telephone numbers are set forth in the Account Instructions chart included on page ___ of this Prospectus, as well as in the Fund's Shareholder Application. Please call toll free 866-688-8775 with any questions.


Minimum Investments. The minimum initial investment is $2,500 and each additional investment must be at least $500. If you choose to participate in the Automatic Investment Plan (AIP), the minimum initial investment is $1,000. The AIP requires a minimum additional investment of $100 per month, which is automatically deducted from your checking or savings account. The minimum initial investment for qualified retirement accounts is $2,500 ($2,000 for Education IRAs) and there is no minimum for subsequent investments. The Fund may change or waive its policies concerning minimum investment amounts at any time.


Purchase  Price.  You may buy  shares at the  Fund's  net asset  value per share
(NAV), which is calculated as of the close of the New York Stock Exchange (NYSE) (usually 4:00 P.M. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. The Fund has certain limited arrangements which permit third parties to accept orders on the Fund's behalf so that investors can receive the NAV next calculated after the order is accepted by the third party.


The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily. Certain short-term securities are valued on the basis of amortized cost. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. If market quotations are not readily available, securities will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating the NAV. If market quotations do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Market Timing. Because excessive trading of the Fund's shares can hurt the Fund's performance, the Fund may restrict or refuse purchases by Market Timers. Market Timers seek to profit from a strategy of excessive trading of Fund shares within a short time period (generally considered to be more than four transactions out of the Fund within a calendar year). Since market timing strategies could adversely affect the Fund or its operations, the Fund reserves the right to reject any purchase request that it regards as disruptive to efficient portfolio management.


                                 SELLING SHARES


You may sell your shares at any time. The sale price will be the next NAV calculated after your order is received in good order by the Fund's transfer agent, or by certain third parties who are authorized to accept redemption requests on the Fund's behalf. No fees are imposed by the Fund when shares are sold, except that shares of the Fund sold after being held for less than six months may be subject to a redemption fee (payable directly to the Fund) of 2.00% of the sale proceeds if the Fund deems it in the best interests of the Fund and its shareholders to assess a redemption fee. There may be a $15.00 fee which the Fund's custodian bank may assess if you choose to redeem shares by a bank wire transfer. This fee is subject to change. You may receive your sale proceeds by check, wire transfer, or electronic funds transfer (EFT) (Please contact the Fund for more information on how to enroll for EFT). Please note that selling instructions, mailing addresses and telephone numbers are set forth in the Account Instructions chart on page ___ of this Prospectus, as well as in the Fund's Shareholder Application. Please call with any questions.


How To Sell. You may sell your shares by giving instructions to the Fund's transfer agent by mail or by telephone. In order to sell by telephone, you will need to elect the telephone redemption option on the Shareholder Application. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege. The Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

Certain written requests to sell shares require a signature guarantee. For example, a signature guarantee may be required if you sell a large amount of shares the sale proceeds of which would be in excess of $50,000, if your address of record on the Shareholder Application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees help protect both you and the Fund from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call the Fund to learn if a signature guarantee is needed, or to make sure that it is completed appropriately in order to avoid any processing delays.

Sale Proceeds. The Fund is responsible for processing requests to sell shares on a timely basis. Checks are normally mailed or proceeds are wired on the next day after receipt in good order of selling instructions (if received before the close of regular trading on the NYSE). In no event will proceeds be mailed or wired later than 7 days following such receipt in good order (or earlier if required by applicable law). If the shares being sold have recently been purchased by check, the Fund reserves the right not to make the sale proceeds available until it reasonably believes that the check has been collected. Sale proceeds may be wired to your predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or to your account address of record if the address has been established for a minimum of 60 days.


Redemption-in-Kind. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund reserves the right to pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). A redemption in-kind may be made if the amount redeemed is large enough to affect Fund operations, or if the redemption would otherwise disrupt the Fund. For example, the Fund may redeem shares in-kind if the amount represents more than 1% of the Fund's net assets. A redemption in-kind is a taxable transaction to the redeeming shareholder, who likely will pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption. No redemption or other fees are charged by the Fund when a shareholder makes a redemption-in-kind, except that shares of the Fund sold after being held for less than six months may be subject to a redemption fee (payable directly to the Fund) of 2.00% of the sale proceeds if the Fund deems it in the best interests of the Fund and its shareholders to assess a redemption fee.


Accounts with Low Balances. If the value of your account falls below $1,000, the Fund may mail you a notice requesting that you increase your balance. If your account value is still below $1,000 60 days after receipt of such request, the Fund may automatically close your account and send you the proceeds. You will not be charged a redemption fee if your account is closed for this reason.


                                 ACCOUNT OPTIONS


Automatic Investment Plan: Shareholders who wish to make regular additional investments (monthly, bimonthly, quarterly or yearly) in amounts of $100 or more to an existing Fund account may do so through the Fund's Automatic Investment Plan (AIP). Under the AIP, your designated bank or other financial institution debits a preauthorized amount from your checking account on a business day of your choosing and applies the amount to the purchase of Fund shares. The Fund can accommodate up to four investments per month as long as there are seven days between investments. The Fund does not charge a fee for participating in the AIP. However, U.S. Bancorp Fund Services, LLC will charge a $25.00 service fee for any purchase under the AIP that does not clear due to insufficient funds or, if prior to notifying the Fund or U.S. Bancorp Fund Services, LLC in writing or by telephone of your intention to terminate your participation in the AIP, you close your bank account or in any manner prevent withdrawal of funds from your designated bank account. To participate in the AIP, you must complete the Automatic Investment Plan Application, which may be obtained from the Fund. The Fund reserves the right to suspend, modify or terminate the AIP without notice.

Exchange Privileges: You may exchange all or a portion of your shares in the Fund for shares of the First American Prime Obligations Fund. The shareholders of these funds may also exchange into the Fund. Once the Fund receives and accepts an exchange request, the purchase or redemption of shares will be effected at the Fund's next determined NAV. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days notice. Exercising the exchange privilege consists of two transactions: a sale of one fund and the purchase of another. As a result, there may be tax consequences of the exchange. The Fund reserves the right to refuse the purchase side of any exchange that would not be in the best interest of the Fund or would interfere with Fund management or operations (please see "Market Timing" above).

Systematic Withdrawal Plan: Shareholders may elect to participate in the Fund's Systematic Withdrawal Plan. By making this election, you can arrange for automatic withdrawals from your Fund account into a pre-authorized bank account according to the schedule you select, which may be on a monthly basis or in certain designated months. The Fund does not charge a fee for participating in the Systematic Withdrawal Plan. The Systematic Withdrawal option may be in any amount you select, subject to a $250 minimum. To begin distributions, you must have a Fund account valued at $10,000 or more. To activate the Systematic Withdrawal Plan, you must make your request in writing (or on the Fund's Shareholder Application upon opening your account), and provide the signature(s) of the owner(s) exactly as the account is registered. Requested withdrawals require that shares be redeemed each period to raise money to make the payments. These redemptions may be a taxable event for you. You may receive your periodic withdrawal by check or EFT, if enrolled in this program. Normally, shareholders should not make automatic investments in the Fund at the same time they are receiving systematic withdrawals because such shareholders could realize capital gains on the systematic withdrawals from that Fund while they are automatically investing in that Fund. Redemptions made under the systematic withdrawal plan will not be subject to the redemption fee. The Fund may terminate the Systematic Withdrawal Plan at any time by written notice.

Please call the Fund at 866-688-8775 regarding any of these account options. Please see the chart on page ___ for additional account instructions.


                              RETIREMENT INVESTING

You may purchase Fund shares for use in all types of tax-deferred qualified retirement plans such as Individual Retirement Accounts (IRAs), employer-sponsored retirement plans (including 401(k) Plans), and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code. Distributions of net investment income and capital gains will be automatically reinvested in the Fund through such plans or accounts. Special applications for certain of these plans or accounts are required and can be obtained by calling or writing the Fund.



                               ACCOUNT INFORMATION



To Open an Account                     To Add to an Account                    To Sell Shares
Regular Account Minimum:  $2,500       Regular Account Minimum:  $500          All requests to sell shares from IRA
($1,000 for AIP accounts)              ($100 for AIP accounts)                 accounts must be in writing.
Retirement Account Minimum:  $2,500    Retirement Account Minimum:  None
($2,000 for Education IRAs)

In Writing                             In Writing                              In Writing
Complete the application.              Complete the detachable investment slip Write a letter of instruction that includes:
                                       from your account statement, or if the  - your name(s)and signature(s)
                                       slip is not available, include a note   - your account number
                                       specifying the Fund's name, your        - the Fund's name
                                       account number and the name on the      - the dollar amount you want to sell
                                       account.                                Proceeds will be sent to the address of
                                                                               record unless specified in the letter
                                                                               and accompanied by a signature
                                                                               guarantee.

Mail your application along with your  Mail the slip, along with your check*   Mail your letter to:
check* made payable to "Fort Pitt      made payable to "Fort Pitt Capital      Fort Pitt Capital Total Return Fund
Capital Total Return Fund" to:         Total Return Fund" to:                  c/o U.S. Bancorp Fund Services, LLC
Fort Pitt Capital Total Return Fund    Fort Pitt Capital Total Return Fund     P.O. Box 701
c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC     Milwaukee, WI  53201-0701
P.O. Box 701                           P.O. Box 701
Milwaukee, WI  53201-0701              Milwaukee, WI  53201-0701


By Telephone**                         By Telephone**                          By Telephone**
If your bank is a member of Automated  If you have not already completed the   When you are ready to sell shares,
Clearing House (ACH), your account     portion of the application related      call 1-866-688-8775 and select how
can be set up with the ACH feature.    to the telephone purchases, call        you would like to receive the
Complete the portion on the            1-866-688-8775 to obtain an             proceeds:
Shareholder Application related to     application.  After the request is
to telephone purchase.                 completed, call to request the amount    - Mail check to the address of
                                       to be transferred to you account.          record
                                                                                - Mail chekc to a peviously
                                                                                  designated a;ternate address
                                                                                - Wire funds to a domestic financial
                                                                                  institution
                                                                                - Transfer funds electronically via
                                                                                  ACH

By Wire                                By Wire                                  By Wire
To open an account by wire, call       To make additional investments by wire,  To be sure the Fund has your bank
1-866-688-8775 to notify the Fund of   call 1-866-688-8775 to notify the Fund   account information on file if you
the incoming wire using the wiring     of the incoming wire using the wiring    wish to redeem shares by wire, call
instructions below:                    instructions to the left.                the Fund at 1-866-688-8775 to specify
    U.S. Bank, N.A.                                                             the amount of money you are requesting.
    Milwaukee, WI  53202                                                        Proceeds will be wired to your bank.
    ABA #:  042000013                                                           There is a $15.00 wire fee charged for
    Credit: U.S. Bancorp Fund Services                                          this service.
    Account #:  112-952-137
    Further Credit: Fort Pitt Capital Funds,
    Fort Pitt Capital Total Return Fund
    (your name or the title on the account)
    (your account #)

Automatically                          Automatically                            Automatically
Automatic Investment Plan- Indicate    For All Services - Call us to request a  Systematic Withdrawal Plan - Call us to
on your application which automatic    form to add any automatic investing      request a form to add the Plan.
service(s) you want.  Complete and     service.  Complete and return the form   Complete the form, specifying the amount
return your application with your      along with any other required materials. and frequency of withdrawals you would
investment.                                                                     like.  Be sure to maintain an account
                                                                                balance of $5,000 or more.


* All checks should be in U.S. Dollars and drawn on U.S. banks. If your check is returned for any reason, you will be charged a $25 check return fee by the Fund. Third-party checks will not be accepted.

** Unless you have instructed us otherwise, only one account owner needs to call in redemption requests. All telephone calls are recorded for your protection and reasonable procedures are taken to verify the identity of the caller (such as providing your account number and taxpayer identification number). If such measures are followed to ensure against unauthorized transactions, neither the Trust, the Advisor, the Fund's transfer agent nor the distributor will be responsible for any losses. Written confirmation will be provided for all purchase, exchange and redemption transactions initiated by the telephone. The Fund reserves the right to refuse a request to sell shares by wire or telephone if it is believed the request was not received in good order. Procedures for selling shares of the Fund by wire or telephone may be modified or terminated at any time.

                     MARKETING AND DISTRIBUTION ARRANGEMENTS

The Fund's shares are offered directly from the Fund and through certain financial supermarkets and retirement plans, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals. The shares are offered and sold without any sales charges imposed by the Fund or Quasar Distributors, LLC, the Fund's distributor ("Distributor"). Investment professionals who offer the Fund's shares generally are paid separately by their individual clients. If you invest through a third party, you may be charged transaction fees or be subject to a set of different minimum investment amounts.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, but the Board of Trustees has decided not to implement the Distribution Plan for the Fund's first complete fiscal year. Under the Distribution Plan, the Fund would reimburse the Distributor or others for amounts spent in connection with the sales and distribution of its shares or for shareholder servicing activities. Distribution activities include the preparation, printing and mailing of prospectuses, shareholder reports and sales materials for marketing purposes, marketing activities, advertising and payments to brokers or others who sell shares of the Fund. Shareholder servicing activities include ongoing maintenance and service of shareholder accounts for the Fund, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Fund or its service providers. The maximum amount that the Fund would pay is 0.25% per year of the average daily net assets of the Fund. Because these fees would be paid out of the Fund's assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. If, after the first fiscal year, the Board of Trustees determines it is in the Trust's best interests to begin charging the Fund fees under the Distribution Plan, the fees would primarily be used to compensate the Distributor and mutual fund supermarkets or retirement plan recordkeepers for their activities on behalf of the Fund and its shareholders.


U.S. Bancorp Fund Services, LLC serves as the administrator, transfer agent, and dividend disbursing agent for the Fund. The Fund may also compensate other parties who provide transfer agency services in addition to those provided by U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as the custodian for the Fund.



                           DISTRIBUTIONS AND TAXATION

On June 7, 2001, President George W. Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the Tax Act). The Tax Act includes provisions that significantly reduce individual income tax rates and provide for additional savings incentives for individuals, generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs. If you have questions about how the Tax Act will affect your investment in the Fund, you should contact your personal tax advisor.

The Fund will distribute substantially all dividends derived from net investment income and net capital gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31st. The amount of any distribution could vary, and there is no guarantee the Fund will make distributions. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV.

Distributions made by the Fund are taxable to most investors (unless the investment is in an IRA or qualified retirement plan or account), whether received in cash or reinvested in additional shares. Dividends derived from net investment income and short-term capital gains are taxed as ordinary income. Derivatives derived from long-term capital gains are taxed as such, regardless of how long you own your shares of the Fund. The tax status of distributions made to you, whether ordinary income or long-term capital gain, will be detailed in your annual tax statement that the Fund will send to you. Distributions declared in December, but paid in January are taxable as if they were paid in December. If you invest in the Fund shortly before it makes a distribution, a portion of your investment may be returned to you in the form of a taxable distribution.

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you: (i) provide your correct social security or taxpayer identification number; (ii) certify that this number is correct; (iii) certify that you are not subject to backup withholding; and (iv) certify that you are a U.S. person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

A redemption or exchange of Fund shares is a taxable event and may result in a capital gain or loss to you if you are subject to tax. For tax purposes, an exchange of Fund shares for shares of the First American Prime Obligations Fund is the same as a redemption. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. In addition, distributions from the Fund or gains from the sale or exchange of Fund shares may be subject to state or local taxes.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences.

                              FINANCIAL HIGHLIGHTS

Because the Fund has recently commenced operations, there are no financial highlights available at this time.




FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1 (866) 688-8775



                               INVESTMENT ADVISOR
                          Fort Pitt Capital Group, Inc.
                                790 Holiday Drive
                               Foster Plaza Eleven
                         Pittsburgh, Pennsylvania 15220

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT

                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                  LEGAL COUNSEL
                                 Metz Lewis, LLC
                          11 Stanwix Street, 18th Floor
                         Pittsburgh, Pennsylvania 15222

                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

ADDITIONAL INFORMATION A Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders will contain additional information about the Fund's investments. When the Fund's annual report is generated, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may obtain a free copy of these documents by calling or writing the Fund, c/o U.S. Bancorp Fund Services, LLC at the address shown above. You also may call the toll-free number shown above to request other information about the Fund and to make other shareholder inquiries.


You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC., or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room.

Investment Company Act File No: 811-10495




                       FORT PITT CAPITAL TOTAL RETURN FUND


                             FORT PITT CAPITAL FUNDS

                       c/o U.S. Bancorp Fund Services, LLC

                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                1 (866) 688-8775






                       STATEMENT OF ADDITIONAL INFORMATION
                            Dated _____________, 2001















     This Statement of Additional Information (SAI) relates to the Fort Pitt Capital Total Return Fund (the "Fund"), which is a series of Fort Pitt Capital Funds, a registered open-end management investment company commonly known as a mutual fund. This SAI is not a Prospectus and should be read in conjunction with the Prospectus for the Fund dated __________, 2001. The Prospectus, which contains the basic information you should know before investing in the Fund, may be obtained by writing or calling the Fund at the address and number shown above.


                                TABLE OF CONTENTS


GENERAL INFORMATION............................................................4
-------------------


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS............................4
---------------------------------------------------

   COMMON AND PREFERRED STOCK..................................................4
   --------------------------
   CONVERTIBLE SECURITIES......................................................4
   ----------------------
   WARRANTS AND RIGHTS.........................................................5
   -------------------
   ILLIQUID SECURITIES.........................................................5
   -------------------
   RULE 144A SECURITIES........................................................5
   --------------------
   WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS............6
   ----------------------------------------------------------------
   AMERICAN DEPOSITARY RECEIPTS................................................6
   ----------------------------
   U.S. GOVERNMENT SECURITIES..................................................6
   --------------------------
   BANK OBLIGATIONS............................................................7
   ----------------
   FOREIGN SECURITIES..........................................................7
   ------------------
   LOANS OF PORTFOLIO SECURITIES...............................................8
   -----------------------------
   BORROWING...................................................................9
   ---------
   FUTURES.....................................................................9
   -------
   OPTIONS....................................................................10
   -------
   INDEX OPTIONS..............................................................12
   -------------
   RISKS OF OPTIONS...........................................................12
   ----------------
   OTHER INVESTMENTS..........................................................14
   -----------------

INVESTMENT RESTRICTIONS.......................................................14
-----------------------

   FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS:..........................14
   -------------------------------------------------


ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES..............................15
------------------------------------------------

   PURCHASING SHARES..........................................................15
   -----------------
   SELLING SHARES.............................................................16
   --------------


MANAGEMENT OF THE TRUST.......................................................18
-----------------------

   TRUSTEES AND OFFICERS......................................................18
   ---------------------

INVESTMENT ADVISOR AND ADVISORY AGREEMENT.....................................20
-----------------------------------------


CODE OF ETHICS................................................................21
--------------


SERVICE AGREEMENTS............................................................21
------------------


   ADMINISTRATOR..............................................................22
   -------------
   FUND ACCOUNTING............................................................22
   ---------------
   TRANSFER AGENT.............................................................22
   --------------
   CUSTODIAN..................................................................22
   ---------
   DISTRIBUTOR................................................................23
   -----------
   DISTRIBUTION PLAN..........................................................23
   -----------------
   INDEPENDENT AUDITORS.......................................................24
   --------------------


PORTFOLIO TRANSACTIONS AND TURNOVER...........................................24
-----------------------------------


SHARES OF BENEFICIAL INTEREST.................................................25
-----------------------------


DIVIDENDS.....................................................................25
---------


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES.............................25
-------------------------------------------------


CALCULATION OF INVESTMENT PERFORMANCE DATA....................................28
------------------------------------------

   YIELD INFORMATION..........................................................28
   ------------------
   TOTAL RETURN PERFORMANCE...................................................29
   ------------------------


FINANCIAL STATEMENTS..........................................................31
--------------------


APPENDIX......................................................................36
--------



GENERAL INFORMATION

     The Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds, a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. Each series represents interests in a separate portfolio of investments. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as that term is defined in the 1940 Act.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

     The Fund's investment goal is long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments. The Fund's investment goal is not fundamental, and therefore may be changed in the future by action of the Board of Trustees of the Trust. Shareholders would not be asked to vote on any change in the investment goal, but would receive ample advance written notice of any such change.

     The Fund's Prospectus outlines the principal investment strategies of the Fund. The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment information set forth in the Fund's Prospectus, and includes some information about strategies that are not considered to be principal investment strategies. The investment practices described below, except for the discussion of the Fund's fundamental investment restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet the investment goal of the Fund, the Fund's investment advisor, Fort Pitt Capital Group, Inc. (the "Advisor"), may cause the Fund to invest in securities whose characteristics are consistent with the Fund's investment goal. The securities in which the Fund may invest include those described below.

Common and Preferred Stock

     Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Common stock is a principal investment of the Fund.

Convertible Securities

     Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment goal and policies.

Debt Securities

     Debt securities purchased by the Fund will consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by Standard and Poor's ("S&P"), or Baa or higher by Moody's Investors Services ("Moody's") or determined to be of comparable quality by the Advisor if the security is unrated. Convertible debt obligations will be rated A or higher by S&P or A or higher by Moody's or determined to be of comparable quality by the Advisor if the security is unrated. Bonds in the lowest investment grade category (BBB by S&P or Baa by Moody's) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Fixed income securities (primarily U.S. obligations) are principal investments of the Fund. See the Appendix to this Statement of Additional Information.

Warrants and Rights

     The Fund may invest in warrants; however, not more than 10% of the Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, certain written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. The Fund's illiquid investments may include privately placed securities which are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"). Sales of privately placed securities are made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

Rule 144A Securities

     The Fund may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the 1933 Act. The Board of Trustees of the Trust has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, the Board of Trustees and the Advisor will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

When Issued, Delayed Delivery Securities and Forward Commitments

     The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a "when, as and if issued" security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian bank cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

American Depositary Receipts

     The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country or source, which will have the effect of reducing the income distributable to shareholders.

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Funds may also each invest in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. Because interest on zero-coupon securities is not distributed on a current basis but is, in effect, compounded, zero-coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATs and TIGRs, which are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Bank Obligations

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the Fund's total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Foreign Securities

     The Fund may invest in securities of foreign companies. However, the Fund will not invest more than 10% of the value of its net assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or ADRs, on which there are no such limits). Although the Fund may invest up to 10% of its net assets in foreign securities, the Advisor typically invests only a small portion of the Fund's portfolio in such securities, if at all.

     There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by U.S. corporations.

     Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in U.S. corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers, and listed corporations than exist in the United States. The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries.

Foreign Currency Transactions

     The Fund may, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions. The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. When the Advisor believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar or against another currency, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. It is impossible to predict precisely the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase or sell additional foreign currency on the spot market (and bear the expense of such purchase or sale) if the market value of the security is less than or greater than the amount of foreign currency the Fund is obligated to deliver.

     The Fund may incur gains or losses from currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's foreign securities or will prevent loss if the prices of such securities should decline.

Loans of Portfolio Securities

     The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the U.S. Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by the Fund at any time; and
(d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, and will be subject to review by the Board of Trustees. The Fund will not lend portfolio securities with a value in excess of 33 1/3% of the value of its total assets.

     At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.



Borrowing

     The Fund may borrow money for temporary or other emergency purposes, or to increase it portfolio holdings of securities. The Fund may borrow as a temporary measure to facilitate redemptions subject to the fundamental investment restriction described below under the heading "Investment Restrictions." The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. The Fund has no intention of (i) leveraging any of its assets or (ii) increasing its net income through borrowing. Any borrowings will have the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Futures

     The Fund may enter into contracts for the purchase or sale for future delivery of securities. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price and future date. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     The Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Fund's assets.

     The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. Although futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates will decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options

     The Fund may invest in options that are listed on U.S. exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund considers over-the-counter options to be illiquid. Accordingly, the Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities. The Fund may purchase and write call or put options on securities but will only engage in option strategies for non-speculative purposes. In addition, the Fund will only engage in option transactions (other than index options) to the extent that no more than 25% of its total assets are subject to obligations relating to such options.

     Purchasing Call Options - The Fund may purchase call options on securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

     The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event it would realize a capital loss which will be short-term unless the option was held for more than one year.

     Covered Call Writing - The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Fund's investment goal. The advantage to the Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same fund as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Put Options - The Fund may purchase put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

     A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Writing Put Options - The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian segregated assets in an amount not less than the exercise price of the option at all times during the option period. The amount of segregated assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

     Straddles - The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Index Options

     The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale transactions for hedging purposes. The Fund may purchase call options on broad market indices to temporarily achieve market exposure when the Fund is not fully invested. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in value of heavily weighted industries in the Fund's portfolio. Put options on stock indices may be used to protect the Fund's investments in the case of a major redemption. While the option is open, the Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

     Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").

Risks of Options

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

     The Fund's purchases of options on indices will subject them to the following risks described below. First, because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Second, index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close put options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

     Third, if the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


Temporary Investments

     Under normal market conditions, the Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with the Fund's investment goals are not immediately available. Under these circumstances, the Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets. Cash equivalents include investments such as U.S. Government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. The Fund also may have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable. In addition, the Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor believes changes in economic, financial or political conditions make it advisable.

     Investments by the Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody's or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

Repurchase Agreements

     When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

     In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements

     Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will segregate cash, U.S. Government securities, equity securities and/or investment and non-investment grade debt securities in an amount equal to the repurchase price. Any assets held in any segregated securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily.

     A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.


Other Investments

     The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment goal and that it would not violate any fundamental investment policies or restrictions.


INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions:

     The Fund has adopted the following fundamental investment restrictions which cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

     Concentration: The Fund may not concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

     Borrowing: The Fund may not borrow money, except as the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, may permit.

     Senior Securities: The Fund will not issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

     Underwriting: The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     Real Estate: The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein (including real estate investment trusts), or investing in securities that are secured by real estate or interests therein.

     Commodities: The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving financial instruments, such as financial futures contracts and options thereon or investing in securities that are secured by physical commodities.

     Lending: The Fund may not make loans if, as a result, the amount of the Fund's assets loaned would exceed the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, except that the Fund may (i) purchase or hold debt instruments, loan participations and/or engage in direct corporate loans in accordance with its investment goal and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities to broker/dealers or institutional investors. The fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

     Diversification: The Fund may not purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment
(a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the
Fund's total assets may be invested without regard to such 5% and 10% limitations. Other Investment Companies: The Fund will not invest in the securities of other investment companies, except as permitted under the 1940 Act, as amended.



ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares

     You may purchase shares of the Fund without any sales charge directly from the Fund, and through certain investment advisors, financial planners, brokers, dealers or other investment professionals or through fund supermarkets or retirement plans. Shares of the Fund are offered on a continuous basis by Quasar Distributors, LLC, the Fund's distributor ("Distributor"). Other persons may receive compensation for their marketing and shareholder servicing activities.

     The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The minimum initial investment is $2,500 and additional investments must total at least $500. The minimum initial investment for qualified retirement accounts is $2,500 ($2,000 for Education IRAs) and there is no minimum for subsequent investments in these accounts. The Fund may also change or waive its policies concerning minimum investment amounts at any time.

     The Fund does not intend to issue certificates representing shares purchased. You will have the same rights of ownership with respect to such shares as if certificates had been issued.


     You may buy shares at the Fund's net asset value ("NAV") per share, which is calculated as of the close of the New York Stock Exchange ("NYSE") (usually 4:00 P.M. Eastern time) every day the exchange is open. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the NAV.

     Cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to reflect the contract's market value. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time.


     When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund, the Fund may impose a $25.00 charge against your account for each returned item. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


Selling Shares

     Shares of the Fund may be redeemed on any business day that the Fund calculates its NAV. The sale price will be the next NAV calculated after your order is accepted by the Fund's transfer agent, or by certain third parties who are authorized to accept redemption requests on the Fund's behalf. No fees are imposed by the Fund when shares are sold, except that shares of the Fund sold after being held for less than six months may be subject to a redemption fee (payable directly to the Fund) of 2.00% of the sale proceeds. There may be a $12.00 fee which the Fund's custodian bank may assess if you choose to redeem shares by a bank wire transfer. This fee is subject to change. You may receive your sale proceeds by check, wire transfer, or electronic funds transfer (EFT).

     You may sell your shares by giving instructions to the Fund's transfer agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege. The Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

     Certain written requests to sell shares require a signature guarantee. For example, a signature guarantee may be required if you sell shares worth $10,000 or more if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. A signature guarantee is used to help protect you and the Fund from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Signature guarantees must appear together with the signature(s) of the registered owner(s), on: (1) a written request for redemption; or (2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers).

     If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

     Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the custodian bank has completed collection of the purchase check. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC, or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund is not reasonably practicable.

     Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

     If dividend checks are returned to the Fund marked "unable to forward" by the postal service, the Fund will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at NAV until the Fund receives new instructions.

     If mail is returned as undeliverable or the Fund is unable to locate you or verify your current mailing address, the costs of any efforts to find you may be deducted from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

     Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


     The Fund also reserves the right to make a "redemption in-kind" if the amount you are redeeming is large enough to affect Fund operations or if the redemption would otherwise disrupt the Fund. For example, the Fund may redeem shares in-kind if the amount represents more than 1% of the Fund's assets. When the Fund makes a "redemption in-kind" it pays the redeeming shareholder in portfolio securities rather than cash. A redemption in-kind is a taxable transaction to the redeeming shareholder. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities is described above. Such valuation will be made as of the same time the redemption price is determined.

     If the value of your account falls below $1,000, the Fund may mail you a notice requesting that you increase your balance. If your account value is still below $1,000 60 days after receipt of such request, the Fund may automatically close your account and send you the proceeds. You will not be charged a redemption fee if your account is closed for this reason.


MANAGEMENT OF THE TRUST

Trustees and Officers

     The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders. The Trustees are responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Trustees appoint the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. The Board consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"). The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.


Name, Address                         Position(s) Held
and Age                               With the Trust
-------                               --------------


Peter R. Andersen                     Independent Trustee
c/o Fort Pitt Capital Group, Inc.
790 Holiday Drive
Foster Plaza Eleven
Pittsburgh, PA 15220
Age 70

Thomas P. Bellhy*                     Chairman of the Board of
790 Holiday Drive                     Trustees & President
Foster Plaza Eleven
Pittsburgh, PA 15220
Age 45

Robert T. Dickson                     Independent Trustee
c/o Fort Pitt Capital Group, Inc.
790 Holiday Drive
Foster Plaza Eleven
Pittsburgh, PA 15220
Age 52






Douglas W. Kreps*                     Trustee, Executive
790 Holiday Drive                     Vice-President, and Secretary
Foster Plaza Eleven
Pittsburgh, PA 15220
Age 33

Ronald V. Pelligrini, M.D.            Independent Trustee
c/o Fort Pitt Capital Group, Inc.
790 Holiday Drive
Foster Plaza Eleven
Pittsburgh, PA 15220
Age 65

Charles A. Smith                      Executive Vice President
Fort Pitt Capital Group, Inc.         and Treasurer
790 Holiday Drive
Foster Plaza Eleven
Pittsburgh, PA 15220
Age 41




 Principal Occupation(s)
 During the Past 5 Years
 -----------------------
 Retired; Senior Vice President,
 Federated Research Corporation
 (an investment manager), (1992-1997).




 President and Managing Director of
 Fort Pitt Capital Group, Inc.
 (1995-present).



 Vice President--Finance, and CEO, TRACO
 (a manufacturer and distributor of windows, doors, etc.) (2001 to present); Vice
 President and Treasurer, Carpenter
 Technology Corporation (a manufacturer
 of specialty metals) (1997 - 2001);
 Senior Vice President and Chief
 Financial Operator, Dynamet, Inc.
 (a titanium processor) (1982 - 1997).


 Chief Operating Officer of Fort Pitt
 Capital Group, Inc. (1995-present)





 President, Three Rivers Cardiac Institute,
 Inc. (cardiac thoracic surgeon medical
 practice) (1975 - present).




 Chief Investment Officer of Fort Pitt
 Capital Group, Inc. (1995-present).


*Messrs. Bellhy and Kreps are considered "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act, due to their employment with the Fund's investment advisor.


Board Committees


The Board of Trustees has a standing Nominating Committee consisting of Peter R. Andersen, Robert T. Dickson and Ronald V. Pelligrini, M.D., all of whom are Independent Trustees. The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust. The Nominating Committee will review shareholders' nominations to fill vacancies on the Board if these nominations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. However, the Nominating Committee anticipates that it will be able to identify a list of qualified candidates from its own resources.

The Board of Trustees has a standing Audit Committee consisting of Peter R. Andersen, Robert T. Dickson and Ronald V. Pelligrini, M.D., all of whom are Independent Trustees. The Audit Committee reviews the maintenance of the Trust's records and the safekeeping arrangements of the Trust's custodian, reviews the audit and non-audit work of the Trust's independent auditors, and submits a recommendation to the full Board as to the selection of the independent auditors.


Compensation


For their service as Trustees of the Trust, the Independent Trustees receive $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees. These compensation amounts will remain in place until changed by the Board of Trustees with specific approval by the majority of Independent Trustees. The members of the Trust's Board of Trustees are expected to receive the following compensation for the upcoming year:



                                                                                                Total
                                 Aggregate       Pension or Retirement Estimated Annual Compensation from
  Name of Person/Position  Compensation From the  Benefits Accrued as    Benefits Upon    Trust Paid to
                                   Trust1        Part of Fund Expenses    Retirement         Trustees
-------------------------- --------------------- --------------------- ---------------- -------------------
Thomas P. Bellhy, Chairman          None                  None               None              None
of the Board of Trustees &
President, Trustee
-------------------------- --------------------- --------------------- ---------------- -------------------

Douglas W. Kreps,                   None                  None               None              None
Executive Vice-President &
Secretary, Trustee

-------------------------- --------------------- --------------------- ---------------- -------------------

Charles A. Smith                    None                  None               None              None
Treasurer

-------------------------- --------------------- --------------------- ---------------- -------------------

Peter R. Andersen                  $2,000                 None               None             $2,000
Independent Trustee

-------------------------- --------------------- --------------------- ---------------- -------------------

Robert T. Dickson                  $2,000                 None               None             $2,000
Independent Trustee

-------------------------- --------------------- --------------------- ---------------- -------------------

Ronald V. Pelligrini, M.D.         $2,000                 None               None             $2,000
Independent Trustee


-------------------------- --------------------- --------------------- ---------------- --------------------

1 These represent estimates for the current fiscal year ending December 31, 2002.


Control Persons and Principal Holders of Securities


A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. As of December 20, 2001, for organizational purposes, Charles A. Smith, Treasurer of the Trust and Chief Investment Officer of the Funds' investment advisor, owned of record 100% of the shares of the Fund. Accordingly, as of December 20, 2001, Charles A. Smith owned a controlling interest in the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.


Management Ownership


As of December 20, 2001, the officers and Trustees of the Trust, as a group, owned 100% of the outstanding shares of the Fund. Charles A. Smith, Treasurer of the Trust, owns 100% of the Fund for organizational purposes only.




INVESTMENT ADVISOR AND ADVISORY AGREEMENT

     Fort Pitt Capital Group, Inc. ("Fort Pitt" or the "Advisor") having its principal offices located at 790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, PA 15220, is the Fund's investment advisor. Fort Pitt is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.


     Fort Pitt serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement with the Trust dated as of December 20, 2001 (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment goal, policies and restrictions as set forth in its prospectus, this SAI and the resolutions of the Trustees. The Advisor is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Advisor also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request. To protect the Fund, the Advisor and its officers, directors and employees are covered by fidelity insurance.


     The Fund is obligated to pay the Advisor a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. The fee is computed at the close of business on the last business day of each month in accordance with the Advisory Agreement. The Advisor has contractually agreed to waive its advisory fee or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total operating expenses of the Fund do not exceed 1.50% of average daily net assets through December 31, 2003. To the extent that the Advisor waives fees or makes payments to limit Fund expenses, it may seek to recoup such waived fees or expense payments after this practice is discontinued.

     Fort Pitt is an independent, privately-owned firm. Its stockholders consist of Thomas P. Bellhy, Charles A. Smith, Douglas W. Kreps, Theodore M. Bovard, Michael Blehar and Arlene Hoebler. None of the shareholders of Fort Pitt own a "controlling" interest in the firm, as that term is defined in the 1940 Act.

     During the term of the Advisory Agreement, the Advisor pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Advisor under the Advisory Agreement are not exclusive, and the Advisor is free to perform similar services for others.

     Unless sooner terminated in accordance with its terms, the Advisory Agreement is initially effective for a period of two years and may be continued from year to year, provided that such continuance is approved at least annually by a vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Trustees, and in either event by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.


CODE OF ETHICS

     Both the Fund and the Advisor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that governs the conduct of employees of the Fund and the Advisor who may have access to information about the Fund's securities transactions. The Code of Ethics recognizes that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code of Ethics requires the preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Advisor; and contains prohibitions against personal trading in initial public offerings. Violations of the Code of Ethics are subject to review by the Trustees and could result in severe penalties.

SERVICE AGREEMENTS


     As more fully described below, the Trust has entered into a number of agreements with U.S. Bancorp Funds Services, LLC ("USBFS") a Wisconsin limited liability company, pursuant to which management-related and other services are performed for the Fund. USBFS serves as the Administrator, Transfer and Dividend Disbursing Agent, and Fund Accountant. The principal office of USBFS is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and the principal office of U.S. Bank, N.A. is located at 425 Walnut Street, Cincinnati, Ohio 45202.


Administrator


     Pursuant to an Fund Administration Servicing Agreement with the Trust dated as of December 20, 2001 (the "Administration Agreement"), USBFS serves as Administrator of the Fund and subject to the direction and control of the Trustees, supervises all aspects of the operation of the Fund except those performed by the Fund's Advisor. As administrator, USBFS receives an annual minimum fee of $27,500 per year.

     Under the Administration Agreement, USBFS provides certain administrative services and facilities for the Fund. These services include preparing and maintaining books, records, tax and financial reports, and monitoring compliance with state and federal regulatory requirements.


Fund Accounting


     Pursuant to an Accounting Agreement with the Trust dated as of December 20, 2001 (the "Accounting Agreement"), USBFS is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset values per share of the Fund and calculating yield, dividends and capital gain distributions; and preparing security position, transaction and cash position reports.

     Under the Accounting Agreement, USBFS maintains portfolio trading records and records of brokerage activity in order to provide monthly brokerage reports that identify brokers and set forth commission amounts. USBFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. USBFS is responsible for expenses accrued and payment reporting services. USBFS provides tax accounting services and tax-related financial information to the Trust. USBFS also monitors compliance with the regulatory requirements relating to maintaining accounting records.


Transfer Agent


     Pursuant to a Transfer Agency Agreement with the Trust dated as of December 20, 2001 (the "Transfer Agency Agreement"), USBFS also acts as the Trust's transfer, dividend disbursing and redemption agent. USBFS provides certain shareholder and other services to the Trust, including: furnishing account and transaction information; providing mailing labels for the distribution to the Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reporting; calculating distribution plan and marketing expenses; and maintaining shareholder account records.

     USBFS is responsible for processing orders for Fund shares and ensuring appropriate participation with the National Securities Clearing Corporation for transactions with Fund shares. If so requested by the Trust, USBFS will produce shareholder lists and reports for proxy solicitations. USBFS receives and processes redemption requests and administers distribution of redemption proceeds. USBFS also handles shareholder inquiries and provides routine account information. In addition, USBFS prepares and files appropriate tax related information concerning dividends and distributions to shareholders.


Custodian


     Pursuant to a Custodian Servicing Agreement with the Trust dated as of December 20, 2001 (the "Custodian Agreement"), U.S. Bank, N.A. (the "Custodian") acts as the custodian of the Trust's securities and cash.. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian and may be entered into the Federal Reserve Book Entry System of the security depository system of the Depository Trust Corporation. The Custodian maintains separate accounts in the name of each Fund of the Trust. The Custodian is responsible for holding and making payments of all cash received for the account of the relevant Fund.


     From each account the Custodian may make payments for the purchase of securities, payment of interest, taxes, fees and other operating expenses. The Custodian is authorized to endorse and collect checks, drafts or other orders for payment. The Custodian is also responsible for the release or delivery of portfolio securities. Additionally, the Custodian monitors compliance with the regulatory requirements of the Treasury Department, Internal Revenue Service and the laws of the states. The Custodian is compensated on the basis of an annual fee based on market value of assets of each Fund and on fees for certain transactions.

Distributor


     Quasar Distributors, LLC (the "Distributor"), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of December 20, 2001 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.


Distribution Plan

     The Board of Trustees has adopted a Distribution Plan (the "Plan") on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to reimburse the Advisor, the Distributor or others for expenses incurred by such parties in the promotion and distribution of the shares of the Fund. The Plan authorizes the use of distribution fees to pay expenses including, but not limited to, printing prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other distribution-related expenses. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment.

     The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

     The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of Rule 12b-1 under the 1940 Act and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of the Independent Trustees will be committed to the discretion of the Independent Trustees then in office.


     Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Distribution Plan and the related agreements. The Trustees approved the Plan on December 12, 2001 and it took effect on December 20, 2001. The Board of Trustees has made a commitment that the Fund will pay no fees under the Plan for the Fund's first fiscal year.


     The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

     The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

Independent Auditors

     The Trust's independent auditors, Tait, Weller & Baker, audits the Trust's annual financial statements included in the Fund's Annual Report to Shareholders and reviews the Trust's tax returns and registration statement filed with the SEC. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103.


PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities transactions are placed by the Advisor. The goal of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

     The Advisor, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Advisor in connection with the Fund. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, the Advisor may from time to time receive services and products which serve both research and non-research functions. In such event, the Advisor makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

     The Advisor provides investment advisory services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Advisor may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Advisor may average the transactions as to price and allocate the amount of available investments in a manner which is believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

     The Fund does not engage in frequent trading and turnover tactics for short-term gains, however, the Advisor will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. While the Fund anticipates that its annual portfolio turnover rate should not exceed 30% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

SHARES OF BENEFICIAL INTEREST

     The Trust is a series business trust that currently offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with a par value of $0.001 each. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Fund does not intend to hold annual shareholder meetings. The Fund, however, may hold special meetings for matters requiring shareholder approval.


     If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.



DIVIDENDS

     A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

     Tax Legislation. On June 7, 2001, President George W. Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Tax Act"). The Tax Act includes provisions that reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals (generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs), and provide for estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in the Fund, their impact on the Fund itself is limited.

     Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitute its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

     Distributions of Capital Gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

         Taxation of five year gains.

o Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

o Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% brackets when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from the Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

     Effect of foreign withholding taxes. The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you. If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you; however, it is taxable as a capital gain.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

     Information on the Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     Election to be Taxed as a Regulated Investment Company. The Fund intends to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such a case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

     Excise Tax Distribution Requirements. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to 100% of undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January in which case you must treat them as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.


     Redemption of Fund Shares. Redemptions including redemptions in kind and exchanges of Fund shares are taxable transactions for federal and state income tax purposes that could cause you to recognize a taxable gain or loss if you redeem your fund shares or exchange them for shares of the First American Prime Obligations Fund, you are required to report any gain or loss. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be short-term or long-term, generally depending on how long you have owned your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your redemption or exchange. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.



         Taxation of five year gains.

o Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, gains from the redemption or exchange of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

o Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in), any gains from the redemption or exchange of your Fund shares are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the redemption or exchange of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

     U.S. Government Obligations. Most states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends-Received Deduction for Corporations. Dividends paid by the Fund will generally qualify for the 70% dividends-received deduction for corporations, but the portion of the dividends so qualifies depends on the aggregate taxable qualifying dividend income received by such Fund from domestic (U.S.) sources. The dividends received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Additionally, if requested, the Fund will send to any such corporate shareholders a statement each year advising them of the amount designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you by the Fund. For example, if the Fund is permitted to invest in options or futures contracts, it could be required to mark-to-market these contracts at its fiscal year end. Under these rules, gains or losses on these contracts would be treated as 60% long-term and 40% short-term capital gains or losses.

CALCULATION OF INVESTMENT PERFORMANCE DATA

     For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information.

     From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Yield quotations are calculated according to the following formula:

                 YIELD  =  2 [ (  + 1 )6 - 1 ]
                                a-b
                               -------
                                 cd


         Where:

          a = dividends and interest earned during the period.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.


     Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Fund's offering price at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance

     Average annual total return quotation used in the Fund's advertising and promotional materials are calculated according to the following formula:


                  P(1 + T)n = ERV


         Where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years (1, 5 or 10)
                  ERV =    ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods
                           (or fractional portion thereof).

     The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.

     The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, and the Value Line Composite Index. For such purposes, each Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the Commission's formula for total return quotes, outlined above. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

     The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be presented from time to time by such analyses as Dow Jones, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average/U.S. Government and Agency, or as they appear in various publications including but not limited to The Wall Street
Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other regional publications.



FINANCIAL STATEMENTS


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of Fort Pitt Capital Funds
Los Angeles, California


We have audited the accompanying statements of assets and liabilities and of operations of the Fort Pitt Capital Total Return Fund, (a series of the Fort Pitt Capital Funds) as of December 19, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities and of operations referred to above presents fairly, in all material respects, the financial position of the Fort Pitt Capital Total Return Fund as of December 19, 2001, in conformity with accounting principles generally accepted in the United States of America.


                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 19, 2001





       Fort Pitt Capital Total Return Fund
       Statement of Assets and Liabilities
                December 19, 2001

ASSETS

Cash                                                    $  100,000
Receivable from Advisor
                                                            80,557
Prepaid Expenses
                                                             5,260

Total Assets                                               185,817

LIABILITIES

Accrued Expenses                                            85,817

Total Liabilities                                           85,817

NET ASSETS                                              $  100,000

Capital Shares outstanding, $0.001 par value;
unlimited number of shares authorized
                                                            10,000

Net asset value, offering and redemption
price per share (net assets/shares outstanding)         $    10.00

At December 19, 2001, the components of
net assets were as follows:
Paid-in Capital                                         $  100,000


        See notes to financial statements.





   Fort Pitt Capital Total Return Fund
         Statement of Operations
   For the period August 17, 2001(date of organization) through December 19, 2001


EXPENSES:

Organization expenses                                   $   80,557
Less: Expenses reimbursed by Advisor                       (80,557)

Net Expenses                                            $        0

Net change in net assets                                $        0


    See notes to financial statements.




                       Fort Pitt Capital Total Return Fund
                        Notes to the Financial Statements
                             As of December 19, 2001


1.   Organization

     The Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds, a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is authorized to issue multiple series and classes of shares. Each series represents interests in a separate portfolio of investments. The Fund is currently the sole series of the Trust and is classified as a "diversified" series. The Fund has had no operations other than those related to organizational matters, including the sale of 10,000 shares of the Funds for cash in the amount of $100,000 to the initial investor through December 19, 2001. The fiscal year end of the Funds is October 31.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     (a)  Investment Valuation

          Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Organization and Prepaid Expenses

          Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

     (c)  Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders

          The  Fund  will  distribute  any  net  investment  income  and any net
          realized  long  or  short-term   capital  gains  at  least   annually.
          Distributions to shareholders are recorded on the ex-dividend date.

3.   Investment Advisor

     The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through December 31, 2003, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

     Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

4.   Capital Stock

     The Trust is authorized to issue an unlimited number of shares, with $0.001 par value.




APPENDIX



Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Form of Agreement and Declaration of Trust of Registrant dated August 17, 2001(1)

     (2) Certificate of Trust of Registrant as filed in Delaware on August 17, 2001(1)

(b)  By-laws of Registrant dated August 17, 2001 - Filed herewith.

(c) Instruments Defining Rights of Security Holders - See Articles III and V of the Registrant's Agreement and Declaration of Trust and Article II of the Registrant's By-Laws.

(d) (1) Investment Advisory Agreement between Fort Pitt Capital Group, Inc. and Fort Pitt Capital Funds on behalf of the Fort Pitt Capital Total Return Fund - Filed herewith.

     (2) Expense Waiver and Assumption Agreement between Fort Pitt Capital Group, Inc. and Fort Pitt Capital Funds on behalf of the Fort Pitt Capital Total Return Fund - Filed herewith.

(e)  Distribution   Agreement   between  Fort  Pitt  Capital  Funds  and  Quasar
     Distributors, LLC - Filed herewith.

(f)  Bonus or Profit Sharing Contracts: Not Applicable.

(g) Custodian Servicing Agreement between the Fort Pitt Capital Funds and Firstar Bank, N.A. - Filed herewith.

(h)  Other Material Contracts:

     (1) Administration Servicing Agreement between the Fort Pitt Capital Funds and Firstar Mutual Fund Services, LLC - Filed herewith.

     (2) Transfer Agent Servicing Agreement between the Fort Pitt Capital Funds and Firstar Mutual Fund Services, LLC - Filed herewith.

     (3) Fund Accounting Servicing Agreement between the Fort Pitt Capital Funds and Firstar Mutual Fund Services, LLC - Filed herewith.

     (4) Joint Fedility Insured Agreement between the Fort Pitt Capital Group, Inc. and Fort Pitt Capital Funds - Filed herewith

     (5) MFX Access Agreement - Filed herewith

(i)  Opinion and Consent of Metz Lewis, LLC - Filed herewith.

(j)  Other Opinions:

     (1) Consent of Tait, Weller & Baker, Certified Public Accountants - Filed herewith.

     (2) Power of Attorney dated December 12, 2001 - Filed herewith.

(k)  Omitted Financial Statements: Not Applicable.

(l)  Initial Capital Agreements - Filed herewith.

(m)  Rule 12b-1 Distribution - Filed herewith.

(n)  Rule 18f-3 Plan: Not Applicable.

(o)  Reserved.

(p) Code of Ethics: Joint Code of Ethics of Registrant and Advisor - Filed herewith.

         (1) Filed September 13, 2001 with the Registrant's Initial Registration Statement filed on Form N-1A.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.



ITEM 25. INDEMNIFICATION.

          Reference is made to Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust and Article VI, of the Registrant's By-Laws.

          Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          Fort Pitt Capital Group, Inc., the investment advisor to the Fort Pitt Capital Total Return Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of August 15, 2001 had approximately $300 million in assets under management. See Part B--Statement of additional Information for more information


ITEM 27. PRINCIPAL UNDERWRITER.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, acts as principal underwriter for the following other investment companies:

---------------------------------------------- ------------------------------------------------
            Advisors Series Trust                         Hennessy Funds, Inc.
---------------------------------------------- ------------------------------------------------
             AHA Investment Funds                    The Hennessy Mutual Funds, Inc.
---------------------------------------------- ------------------------------------------------
             The Arbitrage Funds                             Investec Funds
---------------------------------------------- ------------------------------------------------
           Brandes Investment Trust                   Investors Research Fund, Inc.
---------------------------------------------- ------------------------------------------------
          Brandywine Blue Fund, Inc.                            IPS Funds
---------------------------------------------- ------------------------------------------------
       Builders Fixed Income Fund, Inc.                   Jefferson Group Trust
---------------------------------------------- ------------------------------------------------
     Country Asset Allocation Fund, Inc.               The Jensen Portfolio, Inc.
---------------------------------------------- ------------------------------------------------
         Country Long-Term Bond Fund                   Kayne Anderson Mutual Funds
---------------------------------------------- ------------------------------------------------
          Country Money Marker Fund                     Kit Cole Investment Trust
---------------------------------------------- ------------------------------------------------
   Country Short-Term Government Bond Fund             Light Revolution Fund, Inc.
---------------------------------------------- ------------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.              The Lindner Funds
---------------------------------------------- ------------------------------------------------
      Country Tax Exempt Bond Fund, Inc.               Master's Select Funds Trust
---------------------------------------------- ------------------------------------------------
              Cullen Funds Trust                      1-800-MUTUALS Advisor Series
---------------------------------------------- ------------------------------------------------
       The Dessauer Global Equity Fund                    PIC Investment Trust
---------------------------------------------- ------------------------------------------------
                Everest Funds                       Professionally Managed Portfolios
---------------------------------------------- ------------------------------------------------
          First American Funds, Inc.                      Purisima Funds Trust
---------------------------------------------- ------------------------------------------------
  First American Insurance Portfolios, Inc.    Rainier Investment Management Mutual Funds
---------------------------------------------- ------------------------------------------------
    First American Investment Funds, Inc.              RNC Mutual Fund Group, Inc.
---------------------------------------------- ------------------------------------------------
     First American Strategy Funds, Inc.                    SAMCO Funds, Inc.
---------------------------------------------- ------------------------------------------------
               FFTW Funds, Inc.                       TIFF Investment Program, Inc.
---------------------------------------------- ------------------------------------------------
       Fleming Mutual Fund Group, Inc.                Trust for Investment Managers
---------------------------------------------- ------------------------------------------------
               Glen Rauch Funds                   TT International U.S.A. Master Trust
---------------------------------------------- ------------------------------------------------
             Glenmede Fund Group                              Wexford Trust
---------------------------------------------- ------------------------------------------------
         Harding, Loevner Funds, Inc.                         Zodiac Trust
---------------------------------------------- ------------------------------------------------


(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


Name and Principal    Position and Offices with Quasar Positions and Offices
Business Address      Distributors, LLC                with Registrant
--------------------- -------------------------------- -------------------------
James R. Schoenike    President, Board Member          None
--------------------- -------------------------------- -------------------------
Donna J. Berth        Treasurer                        None
--------------------- -------------------------------- -------------------------
Suzanne E. Riley      Secretary                        None
--------------------- -------------------------------- -------------------------
Joe Redwine           Board Member                     None
--------------------- -------------------------------- -------------------------
Bob Kern              Board Member                     None
--------------------- -------------------------------- -------------------------
Paul Rock             Board Member                     None
--------------------- -------------------------------- -------------------------
Jennie Carlson        Board Member                     None
--------------------- -------------------------------- -------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.


(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolio during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolio.


                                      (2)                  (3)
                                Net Underwriting     Compensation on         (4)            (5)
             (1)                 Discounts and       Redemption and       Brokerage        Other
Name of Principal Underwriter      Commission          Repurchases       Commissions   Compensation
----------------------------- ------------------ -------------------- -------------- ------------------
Quasar Distributors, LLC        None               None                 None           None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be located at the offices of the Registrant and at additional locations as follows:

          Name                                 Address
          Fort Pitt Capital Group, Inc.        790 Holiday Drive
                                               Foster Plaza Eleven
                                               Pittsburgh, PA 15220

          Registrant's Fund Accountant,        U.S. Bancorp Fund Services, LLC
          Administrator, Fulfillment           615 East Michigan Street
          Servicing Agent and Transfer Agent   Milwaukee, WI  53202

          Registrant's Custodian               U.S. Bank, N.A.
                                               425 Walnut Street
                                               Cincinnati, OH  54202

          Registrant's Distributor             Quasar Distributors, LLC
                                               615 East Michigan Street
                                               Milwaukee, WI  53202


ITEM 29. MANAGEMENT SERVICES.

          All management-related service contracts are discussed in Parts A or B of this Registration Statement.

ITEM 30. UNDERTAKINGS.

         None.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Pittsburgh, Pennsylvania on the 20th day of December, 2001.


                                                     Fort Pitt Capital Funds
                                  (Registrant)

                                                     By: /s/ Thomas P. Bellhy
                                                         -----------------------
                                                          Thomas P. Bellhy
                                                          President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Thomas P. Bellhy       Chairman, President              December 20, 2001
-----------------------
Thomas P. Bellhy           and Trustee

/s/ Douglas W. Kreps       Executive Vice President,        December 20, 2001
----------------------     Secretary and Trustee
Douglas W. Kreps

/s/ Robert J. Dickson      Independent Trustee              December 20, 2001
-----------------------
Robert J. Dickson

/s/ Peter R. Anderson      Independent Trustee              December 20, 2001
-----------------------
Peter R. Anderson

/s/ Ronald V. Pellegrini   Independent Trustee              December 20, 2001
------------------------
Ronald V. Pellegrini

/s/ Charles A. Smith       Executive Vice President,        December 20, 2001
----------------------     Treasurer and Chief Investment
Charles A. Smith           Officer


EXHIBIT INDEX

  Exhibit                                                   Exhibit No.
  -------                                                   -----------
  Bylaws                                                    EX-99.b
  Investment Advisory Agreement                             EX-99.d.1.
  Expense Waiver and Assumption Agreement                   EX-99.d.2.
  Distribution Agreement                                    EX-99.e
  Custody Agreement                                         EX-99.g
  Fund Administration Servicing Agreement                   EX-99.h.1.
  Fund Transfer Agent Servicing Agreement                   EX-99.h.2.
  Fund Accounting Servicing Agreement                       EX-99.h.3.
  Agreement of the Joint Insureds                           EX-99.h.4.
  MFX Access Agreement                                      EX-99.h.5.
  Opinion and Consent of Counsel                            EX-99.i
  Consent of Independent Public Accountants                 EX-99.j.1.
  Power of Attorney                                         EX-99.j.2.
  Agreement Relating to Initial Capital                     EX-99.l
  Rule 12b-1 Plan                                           EX-99.m
  Code of Ethics for Adviser and Registrant                 EX-99.p